Current Taxes and Deferred Taxes - Effect of deferred taxes on income and equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	$ 176,823	$ 184,465
Income effect	58,733	(11,435)
Equity effect	(4,263)	3,793
Deferred tax liability (asset) at end of period	231,293	176,823
Total debit differences
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	220,364	227,051
Income effect	60,174	(8,088)
Equity effect	(881)	1,401
Deferred tax liability (asset) at end of period	279,657	220,364
Allowances for loan losses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	141,875	138,643
Income effect	9,606	3,232
Equity effect
Deferred tax liability (asset) at end of period	151,481	141,875
Personnel provisions
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	13,277	12,521
Income effect	3,720	756
Equity effect
Deferred tax liability (asset) at end of period	16,997	13,277
Staff vacations
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	7,241	6,908
Income effect	203	333
Equity effect
Deferred tax liability (asset) at end of period	7,444	7,241
Accrued interest and indexation adjustments from past due loans
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	3,232	3,414
Income effect	442	(182)
Equity effect
Deferred tax liability (asset) at end of period	3,674	3,232
Staff severance indemnities provision
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,484	1,457
Income effect	(59)	(8)
Equity effect	66	35
Deferred tax liability (asset) at end of period	1,491	1,484
Provisions of credit card expenses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	9,813	8,955
Income effect	(1,592)	858
Equity effect
Deferred tax liability (asset) at end of period	8,221	9,813
Provisions of accrued expenses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	6,908	16,358
Income effect	3,656	(9,450)
Equity effect
Deferred tax liability (asset) at end of period	10,564	6,908
Derivative instruments adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,356
Income effect	114	1,356
Equity effect
Deferred tax liability (asset) at end of period	1,470	1,356
Adjustment for valuation and impairment of financial assets at fair value through OCI
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	946
Income effect		(419)
Equity effect	(946)	1,365
Deferred tax liability (asset) at end of period		946
Leasing
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	33,218	32,549
Income effect	8,574	669
Equity effect
Deferred tax liability (asset) at end of period	41,792	33,218
Other adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,014	6,246
Income effect	35,510	(5,233)
Equity effect	(1)	1
Deferred tax liability (asset) at end of period	36,523	1,014
Total credit differences
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	43,541	42,586
Income effect	1,441	3,347
Equity effect	3,382	(2,392)
Deferred tax liability (asset) at end of period	48,364	43,541
Depreciation of property and equipment and investment properties
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	14,990	14,281
Income effect	534	709
Equity effect
Deferred tax liability (asset) at end of period	15,524	14,990
Adjustment for valuation and impairment of financial assets at fair value through OCI
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period		2,392
Income effect	(937)
Equity effect	3,382	(2,392)
Deferred tax liability (asset) at end of period	2,445
Transitory assets
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	5,514	5,486
Income effect	2,815	28
Equity effect
Deferred tax liability (asset) at end of period	8,329	5,514
Derivative instruments adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period		4,378
Income effect		(4,378)
Equity effect
Deferred tax liability (asset) at end of period
Accrued interest to effective rate
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,564	1,603
Income effect	(183)	(39)
Equity effect
Deferred tax liability (asset) at end of period	1,381	1,564
Advance payment of lump-sum under union contracts
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	6,699
Income effect	(3,365)	6,699
Equity effect
Deferred tax liability (asset) at end of period	3,334	6,699
Intangible assets amortization
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	5,503	5,503
Income effect
Equity effect
Deferred tax liability (asset) at end of period	5,503	5,503
Other adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	9,271	8,943
Income effect	2,577	328
Equity effect
Deferred tax liability (asset) at end of period	$ 11,848	$ 9,271